UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 28, 2015

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED FEBRUARY 28, 2015




[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA GOVERNMENT SECURITIES FUND
FEBRUARY 28, 2015

                                                                      (Form N-Q)

48473-0415                                   (C)2015, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA GOVERNMENT SECURITIES FUND
February 28, 2015 (unaudited)

PRINCIPAL                                                                                     MARKET
AMOUNT                                                       COUPON                            VALUE
(000)         SECURITY                                         RATE         MATURITY           (000)
----------------------------------------------------------------------------------------------------
              ASSET-BACKED SECURITIES (1.2%)

              ASSET-BACKED FINANCING (1.2%)
$     5,700   Nelnet Student Loan Trust (cost: $5,243)         0.50% (a)   6/25/2041     $     5,210
                                                                                         -----------
              U.S. GOVERNMENT AGENCY ISSUES (87.9%)(b)

              MORTGAGE-BACKED PASS-THROUGH SECURITIES, SINGLE-FAMILY (63.8%)
         29   Fannie Mae (+)                                   6.50       10/01/2016              29
         93   Fannie Mae (+)                                   6.50       12/01/2016              96
         55   Fannie Mae (+)                                   6.00        2/01/2017              56
      4,065   Fannie Mae (+)                                   3.50        5/01/2021           4,316
      5,353   Fannie Mae (+)                                   3.00        2/01/2027           5,620
      9,067   Fannie Mae (+)                                   3.00        2/01/2027           9,518
      1,685   Fannie Mae (+)                                   5.00       12/01/2035           1,875
        675   Fannie Mae (+)                                   5.50       11/01/2037             758
      1,070   Fannie Mae (+)                                   6.00        5/01/2038           1,217
      4,164   Fannie Mae (+)                                   4.00        8/01/2039           4,457
      6,290   Fannie Mae (+)                                   3.50        1/01/2042           6,607
     10,316   Fannie Mae (+)                                   3.50        5/01/2042          10,832
        288   Freddie Mac (+)                                  5.00        1/01/2021             308
      1,155   Freddie Mac (+)                                  5.50       12/01/2035           1,300
      3,635   Freddie Mac (+)                                  4.00        9/01/2040           3,902
      9,919   Freddie Mac (+)                                  3.50        5/01/2042          10,400
      7,605   Freddie Mac (+)                                  3.00        6/01/2042           7,769
        327   Government National Mortgage Assn. I             6.00       12/15/2016             335
        579   Government National Mortgage Assn. I             5.50       12/15/2018             611
         17   Government National Mortgage Assn. I             8.50        6/15/2021              17
         20   Government National Mortgage Assn. I             9.00        7/15/2021              21
          8   Government National Mortgage Assn. I             8.00        1/15/2022               8
          8   Government National Mortgage Assn. I             8.50        7/15/2022               8
        798   Government National Mortgage Assn. I             6.00        8/15/2022             887
         65   Government National Mortgage Assn. I             8.00        6/15/2023              72
      1,378   Government National Mortgage Assn. I             4.50        5/15/2024           1,456
      1,975   Government National Mortgage Assn. I             4.50        9/15/2024           2,086
      1,554   Government National Mortgage Assn. I             4.50        9/15/2024           1,680
      1,643   Government National Mortgage Assn. I             4.50       10/15/2024           1,736
      1,567   Government National Mortgage Assn. I             4.50       10/15/2024           1,656
         60   Government National Mortgage Assn. I             7.00        4/15/2027              62
        264   Government National Mortgage Assn. I             7.00        5/15/2027             311
        137   Government National Mortgage Assn. I             8.00        5/15/2027             150
        130   Government National Mortgage Assn. I             7.50        2/15/2028             156
        564   Government National Mortgage Assn. I             6.00        4/15/2028             658
        144   Government National Mortgage Assn. I             6.50        5/15/2028             165
         88   Government National Mortgage Assn. I             6.50        5/15/2028             100
         11   Government National Mortgage Assn. I             6.75        5/15/2028              12
         51   Government National Mortgage Assn. I             7.00        6/15/2028              53
        150   Government National Mortgage Assn. I             6.50        7/15/2028             178
         26   Government National Mortgage Assn. I             7.00        7/15/2028              29
         64   Government National Mortgage Assn. I             7.00        8/15/2028              70
         53   Government National Mortgage Assn. I             7.00        8/15/2028              64

================================================================================

1  | USAA Government Securities Fund

================================================================================

PRINCIPAL                                                                                     MARKET
AMOUNT                                                       COUPON                            VALUE
(000)         SECURITY                                         RATE         MATURITY           (000)
----------------------------------------------------------------------------------------------------
$        57   Government National Mortgage Assn. I             6.50%       9/15/2028     $        66
        100   Government National Mortgage Assn. I             7.00        9/15/2028             110
        120   Government National Mortgage Assn. I             6.00       11/15/2028             137
        316   Government National Mortgage Assn. I             6.50       11/15/2028             361
         36   Government National Mortgage Assn. I             6.50        1/15/2029              42
         18   Government National Mortgage Assn. I             6.50        1/15/2029              21
        204   Government National Mortgage Assn. I             6.00        2/15/2029             233
         30   Government National Mortgage Assn. I             7.50        3/15/2029              37
         51   Government National Mortgage Assn. I             7.50        4/15/2029              55
        492   Government National Mortgage Assn. I             7.00        5/15/2029             571
        579   Government National Mortgage Assn. I             7.00        6/15/2029             673
        312   Government National Mortgage Assn. I             6.00        7/15/2029             364
        134   Government National Mortgage Assn. I             7.50       10/15/2029             159
         23   Government National Mortgage Assn. I             7.50       10/15/2029              23
         86   Government National Mortgage Assn. I             8.00        7/15/2030              92
         36   Government National Mortgage Assn. I             8.00        9/15/2030              43
         24   Government National Mortgage Assn. I             7.50       12/15/2030              28
         36   Government National Mortgage Assn. I             7.50        1/15/2031              42
        457   Government National Mortgage Assn. I             6.50        3/15/2031             527
        118   Government National Mortgage Assn. I             7.00        8/15/2031             126
        124   Government National Mortgage Assn. I             7.00        9/15/2031             152
        424   Government National Mortgage Assn. I             6.50       10/15/2031             491
        138   Government National Mortgage Assn. I             7.00       10/15/2031             159
         40   Government National Mortgage Assn. I             7.50       11/15/2031              44
        290   Government National Mortgage Assn. I             6.50        1/15/2032             338
        394   Government National Mortgage Assn. I             6.00        5/15/2032             457
         60   Government National Mortgage Assn. I             7.00        6/15/2032              67
        257   Government National Mortgage Assn. I             7.00        7/15/2032             309
        515   Government National Mortgage Assn. I             6.50        8/15/2032             589
      1,594   Government National Mortgage Assn. I             6.50        9/15/2032           1,878
      1,552   Government National Mortgage Assn. I             6.00        1/15/2033           1,811
        503   Government National Mortgage Assn. I             6.00        2/15/2033             587
        421   Government National Mortgage Assn. I             6.00        7/15/2033             489
        424   Government National Mortgage Assn. I             6.00        9/15/2033             494
      4,674   Government National Mortgage Assn. I             5.50       10/15/2033           5,314
      2,065   Government National Mortgage Assn. I             5.50       12/15/2033           2,350
      1,095   Government National Mortgage Assn. I             5.50        7/15/2034           1,249
      2,702   Government National Mortgage Assn. I             5.50       10/15/2035           3,108
        582   Government National Mortgage Assn. I             6.00        3/15/2037             663
        675   Government National Mortgage Assn. I             6.00        9/15/2037             769
      1,681   Government National Mortgage Assn. I             5.50        3/15/2038           1,899
      2,342   Government National Mortgage Assn. I             5.50        4/15/2038           2,659
      1,333   Government National Mortgage Assn. I             6.00        5/15/2038           1,530
        977   Government National Mortgage Assn. I             6.00        5/15/2038           1,123
        679   Government National Mortgage Assn. I             6.00        9/15/2038             773
        965   Government National Mortgage Assn. I             6.00       10/15/2038           1,102
      1,315   Government National Mortgage Assn. I             6.00       12/15/2038           1,499
      1,277   Government National Mortgage Assn. I             5.00        2/15/2039           1,423
      6,444   Government National Mortgage Assn. I             5.50        6/15/2039           7,273
      9,088   Government National Mortgage Assn. I             4.50        9/15/2039          10,107
      5,378   Government National Mortgage Assn. I             4.50       11/15/2039           5,990
      7,771   Government National Mortgage Assn. I             4.50       12/15/2039           8,659
     25,067   Government National Mortgage Assn. I             4.50        2/15/2040          27,927
      5,215   Government National Mortgage Assn. I             4.50        3/15/2040           5,727
      5,291   Government National Mortgage Assn. I             4.50        6/15/2040           5,822
      2,655   Government National Mortgage Assn. I             4.00        7/15/2040           2,860
      6,518   Government National Mortgage Assn. I             4.50        7/15/2040           7,172
      2,861   Government National Mortgage Assn. I             4.00        8/15/2040           3,127
      6,641   Government National Mortgage Assn. I             4.00        9/15/2040           7,155
      6,151   Government National Mortgage Assn. I             4.50        1/15/2041           6,774
         19   Government National Mortgage Assn. II            8.00       12/20/2022              21
      3,541   Government National Mortgage Assn. II            4.50        4/20/2024           3,733
        424   Government National Mortgage Assn. II            8.00        8/20/2030             528
        412   Government National Mortgage Assn. II            7.00        9/20/2030             507
        292   Government National Mortgage Assn. II            6.00        3/20/2031             339

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL                                                                                     MARKET
AMOUNT                                                       COUPON                            VALUE
(000)         SECURITY                                         RATE         MATURITY           (000)
----------------------------------------------------------------------------------------------------
$        82   Government National Mortgage Assn. II            7.50%       4/20/2031     $       103
        143   Government National Mortgage Assn. II            6.50        5/20/2031             172
        114   Government National Mortgage Assn. II            6.50        7/20/2031             133
        298   Government National Mortgage Assn. II            6.50        8/20/2031             353
        469   Government National Mortgage Assn. II            6.50        4/20/2032             566
        447   Government National Mortgage Assn. II            6.50        6/20/2032             535
        694   Government National Mortgage Assn. II            6.00        8/20/2032             805
        621   Government National Mortgage Assn. II            6.00        9/20/2032             719
        595   Government National Mortgage Assn. II            5.50        4/20/2033             672
      2,211   Government National Mortgage Assn. II            5.00        5/20/2033           2,478
      2,729   Government National Mortgage Assn. II            5.00        7/20/2033           3,056
        629   Government National Mortgage Assn. II            6.00       10/20/2033             732
        481   Government National Mortgage Assn. II            6.00       12/20/2033             545
      2,006   Government National Mortgage Assn. II            6.00        2/20/2034           2,324
      1,997   Government National Mortgage Assn. II            5.50        3/20/2034           2,258
      1,913   Government National Mortgage Assn. II            6.00        3/20/2034           2,225
      1,665   Government National Mortgage Assn. II            5.00        6/20/2034           1,864
      1,352   Government National Mortgage Assn. II            6.50        8/20/2034           1,617
      1,248   Government National Mortgage Assn. II            6.00        9/20/2034           1,445
      3,505   Government National Mortgage Assn. II            6.00       10/20/2034           4,077
        482   Government National Mortgage Assn. II            6.00       11/20/2034             547
      7,447   Government National Mortgage Assn. II            5.50        2/20/2035           8,422
      6,364   Government National Mortgage Assn. II            5.50        4/20/2035           7,195
      3,166   Government National Mortgage Assn. II            5.50        7/20/2035           3,579
      4,207   Government National Mortgage Assn. II            5.00        9/20/2035           4,707
      1,341   Government National Mortgage Assn. II            6.00        5/20/2036           1,525
      1,650   Government National Mortgage Assn. II            5.50        1/20/2037           1,865
      1,257   Government National Mortgage Assn. II            5.00        2/20/2037           1,379
      5,229   Government National Mortgage Assn. II            4.00       11/20/2040           5,609
                                                                                         -----------
                                                                                             283,905
                                                                                         -----------
              COLLATERALIZED MORTGAGE OBLIGATIONS (9.5%)
      8,830   Fannie Mae (+)                                   1.50        7/25/2027           8,540
      3,706   Fannie Mae (+)                                   1.38        9/25/2027           3,604
      3,523   Fannie Mae (+)                                   1.50        9/25/2027           3,406
      3,447   Fannie Mae (+)                                   1.50        9/25/2027           3,317
      3,572   Fannie Mae (+)                                   1.50       10/25/2027           3,431
      1,294   Fannie Mae (+)                                   5.00       11/25/2032           1,339
      2,877   Fannie Mae (+)                                   0.47 (a)    4/25/2035           2,883
      3,759   Fannie Mae (+)                                   0.47 (a)    8/25/2037           3,775
      5,723   Freddie Mac (+)                                  2.00        9/15/2026           5,787
      2,332   Freddie Mac (+)                                  0.47 (a)    3/15/2036           2,335
      3,874   Freddie Mac (+)                                  0.72 (a)   10/15/2041           3,909
                                                                                         -----------
                                                                                              42,326
                                                                                         -----------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (14.6%)
      8,753   Fannie Mae (+)                                   2.01        7/01/2019           8,867
      2,119   Fannie Mae (+)                                   2.05        7/01/2019           2,150
     22,519   Fannie Mae (+)                                   2.42       11/01/2022          22,632
      8,500   Freddie Mac (+)                                  2.22       12/25/2018           8,690
      4,688   Freddie Mac (+)                                  1.69        4/25/2022           4,673
      3,000   Freddie Mac (+)                                  2.36        7/25/2022           3,016
     10,000   Freddie Mac (+)                                  2.31        8/25/2022          10,017
      5,000   Freddie Mac (+)                                  2.51       11/25/2022           5,069
                                                                                         -----------
                                                                                              65,114
                                                                                         -----------
              Total U.S. Government Agency Issues (cost: $369,578)                           391,345
                                                                                         -----------

================================================================================

3  | USAA Government Securities Fund

================================================================================

PRINCIPAL                                                                                     MARKET
AMOUNT                                                       COUPON                            VALUE
(000)         SECURITY                                         RATE         MATURITY           (000)
----------------------------------------------------------------------------------------------------
              U.S. TREASURY SECURITIES (8.0%)

              NOTES (8.0%)
$    10,000   0.50%, 6/30/2016                                                           $    10,012
      3,000   0.75%, 1/15/2017                                                                 3,010
      7,500   0.88%, 1/31/2017                                                                 7,540
      7,000   0.88%, 1/31/2018                                                                 6,978
      3,000   2.00%, 2/15/2022                                                                 3,039
      5,000   2.25%, 11/15/2024                                                                5,106
                                                                                         -----------
                                                                                              35,685
                                                                                         -----------
              Total U.S. Treasury Securities (cost: $35,648)                                  35,685
                                                                                         -----------
              MUNICIPAL BONDS (2.3%)

              AIRPORT/PORT (1.1%)
      5,000   Port Auth. of New York & New Jersey              2.53%      10/15/2020           5,030
                                                                                         -----------
              GENERAL OBLIGATION (1.2%)
      5,000   State of California                              1.75       11/01/2017           5,087
                                                                                         -----------
              Total Municipal Bonds (cost: $10,047)                                           10,117
                                                                                         -----------
              MONEY MARKET INSTRUMENTS (0.4%)

              REPURCHASE AGREEMENTS (0.4%)
      1,654   Credit Agricole Corp. Inv. Bank, 0.07%, acquired on 2/27/2015 and due on
                  3/02/2015 at $1,654 (collateralized by $536 of Fannie Mae(+),(b), 3.50%, due 10/01/2044; & $12,569 of Fannie Mae(+),(b), 6.50%, due 4/01/2037;
                  combined market value $1,687) (cost: $1,654)                                 1,654
                                                                                         -----------

              TOTAL INVESTMENTS (COST: $422,170)                                         $   444,011
                                                                                         ===========

($ in 000s)                                      VALUATION HIERARCHY
                                                 -------------------

                                       (LEVEL 1)       (LEVEL 2)        (LEVEL 3)
                                     QUOTED PRICES       OTHER         SIGNIFICANT
                                      IN ACTIVE       SIGNIFICANT      UNOBSERVABLE
                                       MARKETS         OBSERVABLE         INPUTS
                                     FOR IDENTICAL       INPUTS
ASSETS                                  ASSETS                                                 TOTAL
----------------------------------------------------------------------------------------------------
Asset-Backed Securities              $           --   $          5,210   $         --   $      5,210
U.S. Government Agency Issues                    --            391,345             --        391,345
U.S. Treasury Securities                     35,685                 --             --         35,685
Municipal Bonds                                  --             10,117             --         10,117
Money Market Instruments:
  Repurchase Agreements                          --              1,654             --          1,654
----------------------------------------------------------------------------------------------------
Total                                $       35,685   $        408,326   $         --   $    444,011
----------------------------------------------------------------------------------------------------

For the period of June 1, 2014, through February 28, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

February 28, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Government Securities Fund (the
Fund), which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Government Securities Fund Shares (Fund Shares) and Government Securities Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

================================================================================

5  | USAA Government Securities Fund

================================================================================

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Repurchase agreements are valued at cost, which approximates market value.

4. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

================================================================================

                                          Notes to Portfolio of Investments |  6

================================================================================

Level 2 securities include Asset-Backed Securities, U.S. Government Agency Issues, and Municipal Bonds valued based on methods discussed in Note A1, and repurchase agreements valued at cost, which approximates fair value.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers pursuant to the terms of a Master Repurchase Agreement. A repurchase agreement is an arrangement wherein the Fund purchases securities and the seller agrees to repurchase the securities at an agreed upon time and at an agreed upon price. The purchased securities are marked-to-market daily to ensure their value is equal to or in excess of the purchase price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Master Repurchase Agreements typically contain netting provisions, which provide for the net settlement of all transactions and collateral with the Fund through a single payment in the event of default or termination. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

Investments in repurchase agreements as presented on the Portfolio of Investments are not net settlement amounts but gross. At February 28, 2015, the value of the related collateral exceeded the value of the repurchase agreements, reducing the net settlement amount to zero. Details on the collateral are included on the Portfolio of Investments.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

E. As of February 28, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of February 28, 2015, were $23,367,000 and $1,526,000, respectively, resulting in net unrealized appreciation of $21,841,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $444,964,000 at February 28, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

================================================================================

7  | USAA Government Securities Fund

================================================================================

SPECIFIC NOTES

(a) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at February 28, 2015.
(b) U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

================================================================================

                                          Notes to Portfolio of Investments |  8



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.






SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended FEBRUARY 28, 2015

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:    04/23/2015
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:    04/27/2015
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    04/27/2015
         ------------------------------